GENERAL INFORMATION	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
GENERAL INFORMATION

1. GENERAL INFORMATION

Antelope Enterprise Holdings Limited (“Antelope Enterprise” or the “Company”), formerly known as China Ceramics Co., Ltd (“CCCL”), is a British Virgin Islands company operating under the BVI Business Companies Act (2004) with its shares listed on the NASDAQ Stock Market (Ticker: AEHL). The head office of the Company is located at Room 1802, Block D, Zhonghai International Center, Hi-Tech Zone, Chengdu, Sichuan Province, the People’s Republic of China (“PRC”).

On March 5, 2026, the Company effected a one-for-six reverse split of its issued and outstanding Class A ordinary shares.

Antelope Enterprise and its subsidiaries’ corporate structure as of March 31, 2026 was as follows: